Notes Payable – Related Party (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes Payable – Related Party [Line Items]
Interest expense	$ 0	$ 0
Finance expense				$ 60,770
Note Payable Related Party [Member]
Notes Payable – Related Party [Line Items]
Repaid amount			2,519,835	64,550
Accrued interest			$ 0	$ 23,456